Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2014
Supplement [Text Block]	rsit_SupplementTextBlock

RS INVESTMENT TRUST

Supplement to Summary Prospectus for RS Low Duration Bond Fund

(Class A, C, K, Y shares), dated May 1, 2014

Effective March 2, 2015, the shareholder fees table in the section titled "Fees and Expenses of the Fund" is amended and restated in its entirety as follows:

Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Share Class	Class A	Class C	Class K	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sales proceeds or the original offering price)	None[1]	1.00%[2]	None	None
1	Deferred sales load of 1.00% applies to purchases of $500,000 or more of Class A shares if these shares are sold within 12 months of purchase. For shareholders who purchased $1 million or more of Class A shares prior to March 2, 2015, a deferred sales load of 1.00% applies for shares sold within 18 months of purchase.
2	Deferred sales load applies for shares sold within one year of purchase.

RS INVESTMENT TRUST

Supplement to Summary Prospectus for RS Floating Rate Fund

(Class A, C, K, Y shares),
dated May 1, 2014, as revised September 15, 2014

Effective March 2, 2015, the shareholder fees table in the section titled "Fees and Expenses of the Fund" is amended and restated in its entirety as follows:

Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Share Class	Class A	Class C	Class K	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None[1]	1.00%[2]	None	None
1	Deferred sales load of 1.00% applies to purchases of $500,000 or more of Class A shares if these shares are sold within 12 months of purchase. For shareholders who purchased $1 million or more of Class A shares prior to March 2, 2015, a deferred sales load of 1.00% applies for shares sold within 18 months of purchase.
2	Deferred sales load applies for shares sold within one year of purchase.

RS Low Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rsit_SupplementTextBlock

RS INVESTMENT TRUST

Supplement to Summary Prospectus for RS Low Duration Bond Fund

(Class A, C, K, Y shares), dated May 1, 2014

Effective March 2, 2015, the shareholder fees table in the section titled "Fees and Expenses of the Fund" is amended and restated in its entirety as follows:

Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Share Class	Class A	Class C	Class K	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sales proceeds or the original offering price)	None[1]	1.00%[2]	None	None
1	Deferred sales load of 1.00% applies to purchases of $500,000 or more of Class A shares if these shares are sold within 12 months of purchase. For shareholders who purchased $1 million or more of Class A shares prior to March 2, 2015, a deferred sales load of 1.00% applies for shares sold within 18 months of purchase.
2	Deferred sales load applies for shares sold within one year of purchase.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Deferred sales load of 1.00% applies to purchases of $500,000 or more of Class A shares if these shares are sold within 12 months of purchase. For shareholders who purchased $1 million or more of Class A shares prior to March 2, 2015, a deferred sales load of 1.00% applies for shares sold within 18 months of purchase.
RS Low Duration Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none
RS Low Duration Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Deferred sales load applies for shares sold within one year of purchase.
RS Low Duration Bond Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none
RS Low Duration Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none
RS Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rsit_SupplementTextBlock

RS INVESTMENT TRUST

Supplement to Summary Prospectus for RS Floating Rate Fund

(Class A, C, K, Y shares),
dated May 1, 2014, as revised September 15, 2014

Effective March 2, 2015, the shareholder fees table in the section titled "Fees and Expenses of the Fund" is amended and restated in its entirety as follows:

Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Share Class	Class A	Class C	Class K	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None[1]	1.00%[2]	None	None
1	Deferred sales load of 1.00% applies to purchases of $500,000 or more of Class A shares if these shares are sold within 12 months of purchase. For shareholders who purchased $1 million or more of Class A shares prior to March 2, 2015, a deferred sales load of 1.00% applies for shares sold within 18 months of purchase.
2	Deferred sales load applies for shares sold within one year of purchase.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Deferred sales load of 1.00% applies to purchases of $500,000 or more of Class A shares if these shares are sold within 12 months of purchase. For shareholders who purchased $1 million or more of Class A shares prior to March 2, 2015, a deferred sales load of 1.00% applies for shares sold within 18 months of purchase.
RS Floating Rate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
RS Floating Rate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Deferred sales load applies for shares sold within one year of purchase.
RS Floating Rate Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none
RS Floating Rate Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none

[1]	Deferred sales load of 1.00% applies to purchases of $500,000 or more of Class A shares if these shares are sold within 12 months of purchase. For shareholders who purchased $1 million or more of Class A shares prior to March 2, 2015, a deferred sales load of 1.00% applies for shares sold within 18 months of purchase.
[2]	Deferred sales load applies for shares sold within one year of purchase.